Property and equipment, net (Details Narrative) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
RentaI income recognized	$ 16,000	$ 16,000
Depreciation expenses	20,000	$ 24,000
Leasehold Industrial Property [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment carrying value	$ 494,000		$ 500,000